Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Aerospace & Defense - 2.8%
Kratos Defense & Security Solutions, Inc. (A)	59,750	$ 859,803
Mercury Systems, Inc. (A)	62,318	3,677,385

		4,537,188

Banks - 6.8%
Banc of California, Inc.	97,375	1,705,036
Cadence Bank	136,970	3,574,917
Home BancShares, Inc.	156,153	3,685,211
Triumph Bancorp, Inc. (A)	27,910	2,027,661

		10,992,825

Biotechnology - 2.4%
Avid Bioservices, Inc. (A)	195,524	3,842,047

Building Products - 1.3%
AZEK Co., Inc. (A)	105,800	2,187,944

Chemicals - 1.5%
Quaker Chemical Corp.	14,932	2,422,120

Containers & Packaging - 0.3%
Ranpak Holdings Corp. (A) (B)	104,093	531,915

Electronic Equipment, Instruments & Components - 0.7%
nLight, Inc. (A)	88,220	1,081,577

Food & Staples Retailing - 4.2%
Grocery Outlet Holding Corp. (A)	161,540	6,900,989

Food Products - 0.9%
Sovos Brands, Inc. (A)	105,068	1,487,763

Health Care Equipment & Supplies - 8.8%
CONMED Corp.	37,798	3,690,219
LeMaitre Vascular, Inc.	91,450	4,604,507
Mesa Laboratories, Inc.	21,900	4,670,175
Neogen Corp. (A) (B)	57,250	1,324,193

		14,289,094

Health Care Providers & Services - 2.7%
Amedisys, Inc. (A)	10,910	1,307,563
LHC Group, Inc. (A)	18,451	3,008,620

		4,316,183

Health Care Technology - 6.6%
Omnicell, Inc. (A)	35,570	3,916,968
Simulations Plus, Inc. (B)	106,363	6,823,187

		10,740,155

Hotels, Restaurants & Leisure - 3.2%
Texas Roadhouse, Inc.	59,355	5,176,943

Household Durables - 2.5%
Skyline Champion Corp. (A)	30,590	1,936,347
TopBuild Corp. (A)	10,373	2,196,172

		4,132,519

IT Services - 12.9%
Endava PLC, ADR (A)	30,988	3,160,776
Evo Payments, Inc., Class A (A)	222,345	6,078,912

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Repay Holdings Corp. (A) (B)	261,090	$ 3,498,606
WNS Holdings Ltd., ADR (A)	94,383	8,183,950

		20,922,244

Leisure Products - 1.2%
YETI Holdings, Inc. (A)	39,061	1,983,127

Life Sciences Tools & Services - 6.4%
Medpace Holdings, Inc. (A)	24,990	4,236,555
Repligen Corp. (A)	28,948	6,176,345

		10,412,900

Machinery - 1.6%
Chart Industries, Inc. (A) (B)	13,329	2,600,355

Media - 0.3%
Cardlytics, Inc. (A)	38,513	531,479

Oil, Gas & Consumable Fuels - 5.1%
Brigham Minerals, Inc., Class A	132,507	3,518,061
Earthstone Energy, Inc., Class A (A) (B)	333,813	4,736,806

		8,254,867

Personal Products - 3.9%
elf Beauty, Inc. (A)	190,538	6,388,739

Road & Rail - 2.8%
Saia, Inc. (A)	18,920	4,500,122

Semiconductors & Semiconductor Equipment - 1.6%
Silicon Laboratories, Inc. (A)	17,320	2,554,354

Software - 9.8%
Appfolio, Inc., Class A (A)	16,448	1,674,571
DoubleVerify Holdings, Inc. (A)	82,140	1,883,470
Expensify, Inc., Class A (A)	80,670	1,610,173
Pegasystems, Inc.	43,221	1,735,323
Qualys, Inc. (A)	44,447	5,436,757
Workiva, Inc. (A)	53,740	3,519,970

		15,860,264

Specialty Retail - 1.0%
Boot Barn Holdings, Inc. (A)	25,600	1,594,880

Textiles, Apparel & Luxury Goods - 1.4%
Steven Madden Ltd.	71,843	2,277,423

Trading Companies & Distributors - 1.4%
SiteOne Landscape Supply, Inc. (A)	16,443	2,291,003

Total Common Stocks (Cost $123,569,840)		152,811,019

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (C)	467,495	467,495

Total Other Investment Company (Cost $467,495)		467,495

Transamerica Funds	Page 1

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 5.9%

Fixed Income Clearing Corp., 0.65% (C), dated 07/29/2022, to be repurchased at $9,603,625 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $9,795,189.

$ 9,603,105	$ 9,603,105

Total Repurchase Agreement (Cost $9,603,105)	9,603,105

Total Investments (Cost $133,640,440)	162,881,619
Net Other Assets (Liabilities) - (0.3)%	(531,341)

Net Assets - 100.0%	$ 162,350,278

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$152,811,019	$—	$—	$152,811,019
Other Investment Company	467,495	—	—	467,495
Repurchase Agreement	—	9,603,105	—	9,603,105

Total Investments	$153,278,514	$9,603,105	$—	$162,881,619

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,372,526, collateralized by cash collateral of $467,495 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,216,879. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica Small Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Small Cap Growth (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3